Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Trade And Other Receivables
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Non-current:

Trade receivables - CAMMESA	30,045,173	44,102,568
Receivables from shareholders	382,678	274,288
Guarantee deposits	43	65
	30,427,894	44,376,921
Current:

Trade receivables - CAMMESA	16,329,176	21,166,212
Trade receivables - YPF SA and YPF Energía Eléctrica SA	267,828	399,466
Trade receivables - Large users	1,387,877	1,770,049
Receivables from associates and other related parties	50	72
Other receivables	4,783,204	4,964,181
	22,768,135	28,299,980

Allowance for doubtful accounts - Note 13.1.1.	(14,796)	(20,931)
	22,753,339	28,279,049

Trade And Other Receivables Due
			Past due
	Total	To due	<90 days	90-180 days	180-270 days	270-360 days	>360 days
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

12-31-2021	53,181,233	51,985,120	1,169,947	105	-	-	26,061

Allowance For Doubtful Accounts
	12-31-2021						12-31-2020
Item	At beginning	Increases	Decreases		Recoveries	At end	At end

Allowance for doubtful accounts - Trade and other receivables	20,931	7,127	(6,845	)(1)	(6,417)	14,796	20,931
Total 12-31-2021	20,931	7,127	(6,845	)(1)	(6,417)	14,796
Total 12-31-2020	25,785	17,458	(8,564)		(13,748)		20,931

Trade And Other Payables
	12-31-2021	12-31-2020
	ARS 000	ARS 000

Current:

Trade and other payables	2,650,134	3,620,276
Insurance payable	-	179,361
Payables to associates and other related parties	71,428	42,576
	2,721,562	3,842,213

Other Loans And Borrowings
	12-31-2021	12-31-2020
	ARS 000	ARS 000
Non-current

Long-term loans for project financing (Notes 13.3.1, 13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	32,463,324	40,687,306
Corporate bonds (Note 13.3.8)	3,378,503	4,448,244
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	340,416	1,422,196
	36,182,243	46,557,746

Current

Long-term loans for project financing (Notes 13.3.1,13.3.2, 13.3.3, 13.3.4, 13.3.5, 13.3.6 and 13.3.7)	6,300,826	26,680,479
Corporate bonds (Note 13.3.8)	-	1,700,477
Derivative financial liabilities not designated as hedging instrument - Stock options	311,961	436,184
Derivative financial liabilities not designated as hedging instrument - Interest rate swap	197,957	-
Bank and investment accounts overdrafts	3,659	1,559,050
	6,814,403	30,376,190

Changes In Liabilities Arising From Financing Activities
	01-01-2021	Payments	Non-cash transactions	Disbursements	Other	12-31-2021
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	46,557,746	-	(20,933,241)	-	10,557,738	36,182,243

Current liabilities

Loans and borrowings	30,376,190	(20,287,515)	(5,034,969)	195,259	1,565,438	6,814,403
	01-01-2020	Payments	Non-cash transactions	Disbursements	Other	12-31-2020
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000
Non-current liabilities

Loans and borrowings	63,060,153	-	(31,371,546)	4,304,831	10,564,308	46,557,746

Current liabilities

Other loans and borrowings	16,492,633	(9,508,076)	(14,051,705)	1,836,439	35,606,899	30,376,190

Fair Value Of Financial Assets And Liabilities
	Carrying amount		Fair value
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
	ARS 000	ARS 000	ARS 000	ARS 000
Financial assets

Trade and other receivables	53,181,233	72,655,970	53,181,233	72,655,970
Other financial assets	19,839,795	21,247,011	19,839,795	21,247,011
Cash and cash equivalents	281,728	420,668	281,728	420,668
Total	73,302,756	94,323,649	73,302,756	94,323,649

Financial liabilities

Loans and borrowings	42,996,646	76,933,936	42,996,646	76,933,936
Total	42,996,646	76,933,936	42,996,646	76,933,936

Fair Value Measurement Hierarchy
	Fair value measurement using:
12-31-2021	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	851,698	851,698	-	-
Public debt securities	18,221,831	18,221,831	-	-
Stocks and corporate bonds	766,266	766,266	-	-
Total financial assets measured at fair value	19,839,795	19,839,795	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments:
Interest rate swap	538,373	-	538,373	-
Stock options	311,961	311,961	-	-
Total financial liabilities measured at fair value	850,334	311,961	538,373	-
	Fair value measurement using:
12-31-2020	Total	Level 1	Level 2	Level 3
	ARS 000	ARS 000	ARS 000	ARS 000
Assets measured at fair value

Financial assets at fair value through profit or loss:
Mutual funds	1,191,369	1,191,369	-	-
Public debt securities	18,334,487	18,334,487	-	-
Stocks and corporate bonds	1,721,155	1,721,155	-	-
Total financial assets measured at fair value	21,247,011	21,247,011	-	-

Liabilities measured at fair value

Derivative financial liabilities not designated as hedging instruments:
Interest rate swap	1,422,196	-	1,422,196	-
Stock options	436,184	436,184	-	-
Total financial liabilities measured at fair value	1,858,380	436,184	1,422,196	-

Other Financial Assets
	12-31-2021		12-31-2020
	Book value		Book value
	ARS 000		ARS 000
CURRENT ASSETS

Financial assets at fair value through profit or loss

Public debt securities	18,221,831		18,334,488
Mutual funds	851,698		1,191,369
Stocks and corporate bonds	766,266		1,721,154
	19,839,795		21,247,011
NON-CURRENT ASSETS

Financial assets at amortized cost

Unquoted shares:

- TSM	22,346		-
- TMB	12,531		-
	34,877	(1)	-

Financial Assets And Liabilities In Foreign Currency
	12-31-2021					12-31-2020
Account	Currency and amount (in thousands)		Effective exchange rate (1)		Book value	Currency and amount (in thousands)		Book value
					ARS 000			ARS 000
NON-CURRENT ASSETS

Trade and other receivables	USD	292,408	102.75	(2)	30,044,932	USD	347,214	44,102,202
					30,044,932			44,102,202

CURRENT ASSETS

Cash and cash equivalents	USD	2,745	102.52		281,417	USD	3,016	382,174
	EUR	2	115.89		232	EUR	2	311
Other financial assets	USD	94,859	102.52		9,724,902	USD	32,679	4,140,937
	-	-	-		-	EUR	2,211	343,990
Trade and other receivables	USD	74,032	102.75	(2)	7,606,789	USD	67,034	8,514,486
	USD	32,542	102.52		3,336,206	USD	16,313	2,067,109
					20,949,546			15,449,007
					50,994,478			59,551,209

NON-CURRENT LIABILITIES

Loans and borrowings	USD	368,241	102.72		37,825,716	USD	376,638	47,839,574
					37,825,716			47,839,574

CURRENT LIABILITIES

Loans and borrowings	USD	65,894	102.72		6,768,632	USD	215,618	27,387,235
Trade and other payables	USD	8,277	102.72		850,213	USD	19,192	2,437,718
	EUR	68	116.37		7,913	EUR	121	18,908
					7,626,758			29,843,861
					45,452,474			77,683,435